Investments (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets	R$ 28,559	R$ 17,872	R$ 17,641
Non-current assets	15,280	31,571	35,654
Total assets	43,839	49,443
Current liabilities	17,747	16,550	18,483
Non-current liabilities	12,359	16,513	18,005
Shareholders' equity	13,733	16,380	16,807	R$ 13,548
Total liabilities and shareholders' equity	43,839	49,443
Revenues	17,321	16,298	16,796
Operating income	(434)	(168)	343
Net income for the year	(4)	960	2,326
F I C [Member]
IfrsStatementLineItems [Line Items]
Current assets	11,682	8,742
Non-current assets	32	35
Total assets	11,714	8,777
Current liabilities	9,963	7,401
Non-current liabilities	174	44
Shareholders' equity	1,577	1,332
Total liabilities and shareholders' equity	11,714	8,777
Revenues	1,411	1,034	989
Operating income	412	482	555
Net income for the year	245	265	329
Cnova N V [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,304	4,110
Non-current assets	3,591	3,732
Total assets	5,895	7,842
Current liabilities	5,351	6,351
Non-current liabilities	2,677	3,066
Shareholders' equity	(2,133)	(1,575)
Total liabilities and shareholders' equity	5,895	7,842
Revenues	9,345	13,824	13,117
Operating income	(279)	54	207
Net income for the year	(716)	(313)	(138)
Tuya [Member]
IfrsStatementLineItems [Line Items]
Current assets	5,355	5,293
Non-current assets	144	156
Total assets	5,499	5,449
Current liabilities	2,329	2,689
Non-current liabilities	2,588	2,039
Shareholders' equity	582	721
Total liabilities and shareholders' equity	5,499	5,449
Revenues	490	783	615
Operating income	(121)	35	71
Net income for the year	R$ (89)	R$ 15	R$ 37